Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill Table [abstract]
Schedule of goodwill
	Subscription, licensing and smart education business	Music events business	Total
	RMB’000	RMB’000	RMB’000
Cost and net carrying amount at December 31, 2021	1,610	235,615	237,225
Cost and net carrying amount at June 30, 2022 (Unaudited)	1,610	235,615	237,225